INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 24,530	$ 19,398	$ 32,851
Domestic (Israel) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	24,128	19,003	31,154
Foreign (U.S) [Member]
Other Comprehensive Income (Loss), Tax [Abstract]
Net comprehensive loss (income) before taxes	$ 402	$ 395	$ 1,697